                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2008

Date of reporting period: April 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALLOCATOR FUND
Portfolio of Investments April 30, 2007 (unaudited)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                                                                               VALUE
--------------                                                                                                      --------------

                  COMMON STOCKS (69.4%)
                  Advertising/Marketing Services (0.9%)
        6,643     Omnicom Group Inc.                                                                                  $   695,589
                                                                                                                    --------------

                  Aerospace & Defense (2.0%)
        5,865     Boeing Co. (The)                                                                                        545,445
        2,377     General Dynamics Corp.                                                                                  186,594
          692     L-3 Communications Holdings, Inc.                                                                        62,231
        2,156     Lockheed Martin Corp.                                                                                   207,278
        2,093     Northrop Grumman Corp.                                                                                  154,129
        4,772     Raytheon Co.                                                                                            255,493
        2,646     Rockwell Collins, Inc.                                                                                  173,763
                                                                                                                    --------------
                                                                                                                        1,584,933
                                                                                                                    --------------
                  Agricultural Commodities/Milling (0.4%)
        8,922     Archer-Daniels-Midland Co.                                                                              345,281
                                                                                                                    --------------

                  Biotechnology (3.1%)
       15,753     Amgen Inc.*                                                                                           1,010,397
        4,283     Biogen Idec Inc.*                                                                                       202,200
        4,532     Celgene Corp.*                                                                                          277,177
        3,644     Genzyme Corp.*                                                                                          237,990
        5,822     Gilead Sciences, Inc.*                                                                                  475,774
        2,904     MedImmune, Inc.*                                                                                        164,599
          296     Millipore Corp.*                                                                                         21,854
                                                                                                                    --------------
                                                                                                                        2,389,991
                                                                                                                    --------------
                  Chemicals: Major Diversified (0.4%)
        6,561     Dow Chemical Co. (The)                                                                                  292,686
                                                                                                                    --------------

                  Coal (0.0%)
          977     CONSOL Energy Inc.                                                                                       40,907
                                                                                                                    --------------

                  Commercial Printing/Forms (0.1%)
        1,332     Donnelley (R.R.) & Sons Co.                                                                              53,546
                                                                                                                    --------------

                  Computer Communications (1.3%)
        2,348     Avaya Inc.*                                                                                              30,336
       33,278     Cisco Systems, Inc.*                                                                                    889,854
        3,079     Juniper Networks, Inc.*                                                                                  68,846
          909     QLogic Corp.*                                                                                            16,253
                                                                                                                    --------------
                                                                                                                        1,005,289
                                                                                                                    --------------
                  Computer Peripherals (0.4%)
       12,911     EMC Corp.*                                                                                              195,989
          553     Lexmark International, Inc. (Class A)*                                                                   30,138
        2,090     Network Appliance, Inc.*                                                                                 77,769
                                                                                                                    --------------
                                                                                                                          303,896
                                                                                                                    --------------
                  Computer Processing Hardware (2.0%)
        4,325     Apple, Inc.*                                                                                            431,635
       13,048     Dell Inc.*                                                                                              328,940
       15,019     Hewlett-Packard Co.                                                                                     632,901
          960     NCR Corp.*                                                                                               48,384
       18,902     Sun Microsystems, Inc.*                                                                                  98,668
                                                                                                                    --------------
                                                                                                                        1,540,528
                                                                                                                    --------------

                  Contract Drilling (0.3%)
        1,615     Nabors Industries Ltd. * (Bermuda)                                                                       51,874
          631     Noble Corp. (Cayman Islands)                                                                             53,137
          575     Rowan Companies, Inc.                                                                                    21,068
        1,501     Transocean Inc. * (Cayman Islands)                                                                      129,386
                                                                                                                    --------------
                                                                                                                          255,465
                                                                                                                    --------------
                  Department Stores (0.6%)
        6,755     Kohl's Corp.*                                                                                           500,140
                                                                                                                    --------------

                  Discount Stores (0.6%)
        8,362     Costco Wholesale Corp.                                                                                  447,952
                                                                                                                    --------------

                  Drugstore Chains (0.1%)
        1,820     CVS Caremark Corp.                                                                                       65,957
                                                                                                                    --------------

                  Electrical Products (0.4%)
        1,038     Cooper Industries, Ltd. (Class A) (Bermuda)                                                              51,651
        4,892     Emerson Electric Co.                                                                                    229,875
          763     Molex Inc.                                                                                               22,798
                                                                                                                    --------------
                                                                                                                          304,324
                                                                                                                    --------------
                  Electronic Components (0.1%)
          970     Jabil Circuit, Inc.                                                                                      22,601
        1,058     SanDisk Corp.*                                                                                           45,970
        3,242     Sanmina-SCI Corp.*                                                                                       11,185
        5,184     Solectron Corp.*                                                                                         17,366
                                                                                                                    --------------
                                                                                                                           97,122
                                                                                                                    --------------
                  Electronic Equipment/Instruments (0.2%)
        2,387     Agilent Technologies, Inc.*                                                                              82,041
        1,402     JDS Uniphase Corp.*                                                                                      23,105
        1,039     Rockwell Automation, Inc.                                                                                61,862
          499     Tektronix, Inc.                                                                                          14,666
                                                                                                                    --------------
                                                                                                                          181,674
                                                                                                                    --------------
                  Electronic Production Equipment (0.5%)
        8,388     Applied Materials, Inc.                                                                                 161,217
        3,959     ASML Holding N.V. * (Netherlands)                                                                       106,856
        1,046     KLA-Tencor Corp.                                                                                         58,105
          680     Novellus Systems, Inc.*                                                                                  22,012
        1,147     Teradyne, Inc.*                                                                                          20,015
          318     Verigy Ltd.* (Singapore)                                                                                  8,036
                                                                                                                    --------------
                                                                                                                          376,241
                                                                                                                    --------------
                  Electronics/Appliances (1.3%)
       18,567     SONY CORP. (ADR) (Japan)                                                                                988,878
                                                                                                                    --------------

                  Engineering & Construction (0.1%)
          461     Fluor Corp.                                                                                              44,081
                                                                                                                    --------------

                  Environmental Services (0.2%)
        1,464     Allied Waste Industries, Inc.*                                                                           19,574
        3,386     Waste Management, Inc.                                                                                  126,670
                                                                                                                    --------------
                                                                                                                          146,244
                                                                                                                    --------------
                  Finance/Rental/Leasing (0.1%)
        1,336     CIT Group, Inc.                                                                                          79,692
          370     Ryder System, Inc.                                                                                       19,477
                                                                                                                    --------------
                                                                                                                           99,169
                                                                                                                    --------------
                  Financial Conglomerates (3.2%)
       27,876     Citigroup Inc.                                                                                        1,494,711
       18,968     JPMorgan Chase & Co.                                                                                    988,233
                                                                                                                    --------------
                                                                                                                        2,482,944

                                                                                                                    --------------
                  Financial Publishing/Services (0.2%)
          772     Equifax Inc.                                                                                             30,726
        1,683     Moody's Corp.                                                                                           111,280
                                                                                                                    --------------
                                                                                                                          142,006
                                                                                                                    --------------
                  Food: Major Diversified (2.7%)
       17,652     Kellogg Co.                                                                                             933,967
       35,457     Kraft Foods Inc. (Class A)                                                                            1,186,746
                                                                                                                    --------------
                                                                                                                        2,120,713
                                                                                                                    --------------
                  Forest Products (0.2%)
        1,676     Weyerhaeuser Co.                                                                                        132,773
                                                                                                                    --------------

                  Gas Distributors (0.1%)
        2,585     Spectra Energy Corp.                                                                                     67,469
                                                                                                                    --------------

                  Hospital/Nursing Management (0.1%)
        1,219     Health Management Associates, Inc. (Class A)                                                             13,031
          400     Manor Care, Inc.                                                                                         25,956
        2,425     Tenet Healthcare Corp.*                                                                                  17,994
                                                                                                                    --------------
                                                                                                                           56,981
                                                                                                                    --------------
                  Hotels/Resorts/Cruiselines (0.2%)
        1,695     Starwood Hotels & Resorts Worldwide, Inc.                                                               113,599
                                                                                                                    --------------

                  Household/Personal Care (1.0%)
       11,729     Colgate-Palmolive Co.                                                                                   794,522
                                                                                                                    --------------

                  Industrial Conglomerates (3.4%)
       42,116     General Electric Co. +                                                                                1,552,396
        7,111     Honeywell International Inc.                                                                            385,274
        1,603     Textron Inc.                                                                                            162,977
        7,828     United Technologies Corp.                                                                               525,494
                                                                                                                    --------------
                                                                                                                        2,626,141
                                                                                                                    --------------
                  Information Technology Services (1.1%)
          897     Citrix Systems, Inc.*                                                                                    29,242
        8,450     International Business Machines Corp.                                                                   863,675
                                                                                                                    --------------
                                                                                                                          892,917
                                                                                                                    --------------
                  Integrated Oil (4.8%)
       10,303     Chevron Corp.                                                                                           801,470
        7,378     ConocoPhillips                                                                                          511,664
       28,596     Exxon Mobil Corp.                                                                                     2,269,950
        1,014     Hess Corp.                                                                                               57,545
          868     Murphy Oil Corp.                                                                                         48,122
                                                                                                                    --------------
                                                                                                                        3,688,751
                                                                                                                    --------------
                  Internet Software/Services (1.0%)
        1,091     Google Inc. (Class A)*                                                                                  514,276
        1,332     VeriSign, Inc.*                                                                                          36,430
        6,905     Yahoo! Inc.*                                                                                            193,616
                                                                                                                    --------------
                                                                                                                          744,322
                                                                                                                    --------------
                  Investment Banks/Brokers (3.3%)
        1,355     Ameriprise Financial, Inc.                                                                               80,582
        1,251     Bear Stearns Companies Inc. (The)                                                                       194,781
          135     Chicago Mercantile Exchange Holdings Inc. (Class A)                                                      69,761
        3,679     E*TRADE Financial Corp.*                                                                                 81,232
        3,881     Goldman Sachs Group, Inc. (The)                                                                         848,425
        4,627     Lehman Brothers Holdings Inc.                                                                           348,321
        7,638     Merrill Lynch & Co., Inc.                                                                               689,177
       10,996     Schwab (Charles) Corp. (The)                                                                            210,244
                                                                                                                    --------------
                                                                                                                        2,522,523
                                                                                                                    --------------

                  Investment Managers (0.7%)
          497     Federated Investors, Inc. (Class B)                                                                      18,966
          833     Franklin Resources, Inc.                                                                                109,381
        1,192     Janus Capital Group Inc.                                                                                 29,824
          710     Legg Mason, Inc.                                                                                         70,425
        2,315     Mellon Financial Corp.                                                                                   99,383
        1,475     Price (T.) Rowe Group Inc.                                                                               73,278
        1,867     State Street Corp.                                                                                      128,580
                                                                                                                    --------------
                                                                                                                          529,837
                                                                                                                    --------------

                  Major Banks (4.0%)
       25,434     Bank of America Corp.                                                                                 1,294,591
        4,340     Bank of New York Co., Inc. (The)                                                                        175,683
        1,004     Comerica Inc.                                                                                            62,158
       10,379     U.S. Bancorp                                                                                            356,519
        8,933     Wachovia Corp.                                                                                          496,139
       19,107     Wells Fargo & Co.                                                                                       685,750
                                                                                                                    --------------
                                                                                                                        3,070,840
                                                                                                                    --------------
                  Major Telecommunications (2.8%)
       36,294     AT&T Inc.                                                                                             1,405,304
          982     Embarq Corp.                                                                                             58,959
       19,229     Verizon Communications Inc.                                                                             734,163
                                                                                                                    --------------
                                                                                                                        2,198,426
                                                                                                                    --------------
                  Managed Health Care (1.2%)
        2,821     Aetna Inc.*                                                                                             132,248
          527     CIGNA Corp.                                                                                              81,996
          806     Coventry Health Care, Inc.*                                                                              46,611
          783     Humana Inc.*                                                                                             49,517
        6,875     UnitedHealth Group Inc.                                                                                 364,788
        3,264     WellPoint Inc.*                                                                                         257,758
                                                                                                                    --------------
                                                                                                                          932,918
                                                                                                                    --------------
                  Media Conglomerates (1.3%)
       12,605     Disney (Walt) Co. (The)                                                                                 440,923
       25,739     Time Warner Inc.                                                                                        530,996
                                                                                                                    --------------
                                                                                                                          971,919
                                                                                                                    --------------
                  Medical Distributors (0.4%)
        1,039     AmerisourceBergen Corp.                                                                                  51,940
        2,106     Cardinal Health, Inc.                                                                                   147,315
        1,459     McKesson Corp.                                                                                           85,833
          715     Patterson Companies Inc.*                                                                                25,783
                                                                                                                    --------------
                                                                                                                          310,871
                                                                                                                    --------------
                  Medical Specialties (1.7%)
          857     Applera Corp. - Applied Biosystems Group                                                                 26,773
          498     Bard (C.R.), Inc.                                                                                        41,399
          276     Bausch & Lomb Inc.                                                                                       16,237
        3,365     Baxter International Inc.                                                                               190,560
        1,262     Becton, Dickinson & Co.                                                                                  99,307
        1,226     Biomet, Inc.                                                                                             52,963
        6,474     Boston Scientific Corp.*                                                                                 99,958
          802     Hospira, Inc.*                                                                                           32,521
        6,169     Medtronic, Inc.                                                                                         326,525
          684     PerkinElmer, Inc.                                                                                        16,553
        1,806     St. Jude Medical, Inc.*                                                                                  77,279
        1,456     Stryker Corp.                                                                                            94,553
        2,132     Thermo Fisher Scientific, Inc.*                                                                         110,992
          503     Waters Corp.*                                                                                            29,893
        1,302     Zimmer Holdings, Inc.*                                                                                  117,805
                                                                                                                    --------------
                                                                                                                        1,333,318
                                                                                                                    --------------

                  Miscellaneous Commercial Services (0.0%)
          830     Cintas Corp.                                                                                             31,100
                                                                                                                    --------------

                  Motor Vehicles (0.8%)
       18,336     HONDA MOTOR CO., LTD. (ADR) (Japan)                                                                     631,308
                                                                                                                    --------------

                  Office Equipment/Supplies (0.1%)
          653     Avery Dennison Corp.                                                                                     40,617
                                                                                                                    --------------

                  Oil & Gas Pipelines (0.3%)
        3,325     El Paso Corp.                                                                                            49,875
          526     Kinder Morgan, Inc.                                                                                      56,051
        2,893     Williams Companies, Inc. (The)                                                                           85,343
                                                                                                                    --------------
                                                                                                                          191,269
                                                                                                                    --------------
                  Oil & Gas Production (1.1%)
        2,402     Anadarko Petroleum Corp.                                                                                112,077
        1,687     Apache Corp.                                                                                            122,307
        2,039     Chesapeake Energy Corp.                                                                                  68,816
        2,091     Devon Energy Corp.                                                                                      152,371
        1,300     EOG Resources, Inc.                                                                                      95,472
        4,636     Occidental Petroleum Corp.                                                                              235,045
        1,732     XTO Energy, Inc.                                                                                         93,996
                                                                                                                    --------------
                                                                                                                          880,084
                                                                                                                    --------------
                  Oil Refining/Marketing (0.6%)
        1,683     Marathon Oil Corp.                                                                                      170,909
          715     Sunoco, Inc.                                                                                             54,004
        3,268     Valero Energy Corp.                                                                                     229,512
                                                                                                                    --------------
                                                                                                                          454,425
                                                                                                                    --------------
                  Oilfield Services/Equipment (0.7%)
        1,712     Baker Hughes Inc.                                                                                       137,628
        1,722     BJ Services Co.                                                                                          49,353
        5,121     Halliburton Co.                                                                                         162,694
          891     National-Oilwell Varco Inc.*                                                                             75,601
        1,878     Weatherford International Ltd. * (Bermuda)                                                               98,576
                                                                                                                    --------------
                                                                                                                          523,852
                                                                                                                    --------------
                  Other Consumer Services (0.3%)
        6,380     eBay Inc.*                                                                                              216,537
                                                                                                                    --------------

                  Other Transportation (0.3%)
          350     Aeroports de Paris (ADP) (France)                                                                        34,858
       38,000     Beijing Capital International Airport Co., Ltd. (China)                                                  37,026
          330     Fraport AG (Germany)                                                                                     24,049
        8,000     Grupo Aeroportuario del Pacifico SA de CV (B Shares) (Mexico)                                            36,333
        7,300     Grupo Aeroportuario del Sureste S.A.B. de C.V. (B Shares) (Mexico)                                       35,189
        2,400     Japan Airport Terminal Co., Ltd. (Japan)                                                                 43,913
                                                                                                                    --------------
                                                                                                                          211,368
                                                                                                                    --------------
                  Packaged Software (3.1%)
        3,233     Adobe Systems Inc.*                                                                                     134,363
        1,269     Autodesk, Inc.*                                                                                          52,372
        1,163     BMC Software, Inc.*                                                                                      37,646
        2,478     CA Inc.                                                                                                  67,550
        2,129     Compuware Corp.*                                                                                         21,013
        1,807     Intuit Inc.*                                                                                             51,409
       48,196     Microsoft Corp.                                                                                       1,442,988
        2,015     Novell, Inc.*                                                                                            14,710
       20,789     Oracle Corp.*                                                                                           390,833
          658     Parametric Technology Corp.*                                                                             11,693
       10,522     Sage Group PLC (The) (United Kingdom)                                                                    55,190
        5,596     Symantec Corp.*                                                                                          98,490
                                                                                                                    --------------
                                                                                                                        2,378,257
                                                                                                                    --------------

                  Personnel Services (0.1%)
        1,312     Monster Worldwide Inc.*                                                                                  55,170
        1,884     Robert Half International, Inc.                                                                          62,737
                                                                                                                    --------------
                                                                                                                          117,907
                                                                                                                    --------------
                  Pharmaceuticals: Generic Drugs (0.0%)
          305     Barr Pharmaceuticals Inc.*                                                                               14,750
          615     Mylan Laboratories Inc.                                                                                  13,487
          311     Watson Pharmaceuticals, Inc.*                                                                             8,490
                                                                                                                    --------------
                                                                                                                           36,727
                                                                                                                    --------------
                  Pharmaceuticals: Major (2.8%)
        4,114     Abbott Laboratories                                                                                     232,935
        5,338     Bristol-Myers Squibb Co.                                                                                154,055
        2,741     Eli Lilly & Co.                                                                                         162,075
        7,674     Johnson & Johnson                                                                                       492,824
        5,480     Merck & Co. Inc.                                                                                        281,891
       20,761     Pfizer Inc.                                                                                             549,336
        4,027     Schering-Plough Corp.                                                                                   127,777
        3,754     Wyeth                                                                                                   208,347
                                                                                                                    --------------
                                                                                                                        2,209,240
                                                                                                                    --------------
                  Pharmaceuticals: Other (0.1%)
          390     Allergan, Inc.                                                                                           47,268
          921     Forest Laboratories, Inc.*                                                                               49,006
          760     King Pharmaceuticals, Inc.*                                                                              15,542
                                                                                                                    --------------
                                                                                                                          111,816
                                                                                                                    --------------
                  Property - Casualty Insurers (0.2%)
        3,281     Allstate Corp. (The)                                                                                    204,472
                                                                                                                    --------------

                  Real Estate Investment Trusts (0.8%)
          529     Apartment Investment & Management Co. (Class A)                                                          29,254
        1,233     Archstone-Smith Trust                                                                                    64,252
          495     Boston Properties, Inc.                                                                                  58,192
        1,703     Equity Residential                                                                                       79,070
        1,165     Kimco Realty Corp.                                                                                       56,002
        1,042     Plum Creek Timber Co., Inc.                                                                              41,367
        1,423     ProLogis                                                                                                 92,210
          445     Public Storage, Inc.                                                                                     41,527
        1,049     Simon Property Group, Inc.                                                                              120,929
          659     Vornado Realty Trust                                                                                     78,177
                                                                                                                    --------------
                                                                                                                          660,980
                                                                                                                    --------------
                  Recreational Products (1.0%)
        1,691     Electronic Arts Inc.*                                                                                    85,243
       24,180     Mattel, Inc.                                                                                            684,294
                                                                                                                    --------------
                                                                                                                          769,537
                                                                                                                    --------------
                  Regional Banks (0.1%)
        1,022     Northern Trust Corp.                                                                                     64,335
                                                                                                                    --------------

                  Restaurants (0.7%)
       12,015     McDonald's Corp.                                                                                        580,084
                                                                                                                    --------------

                  Semiconductors (1.0%)
        1,463     Advanced Micro Devices, Inc.*                                                                            20,219
        1,074     Altera Corp.                                                                                             24,208
          904     Analog Devices, Inc.                                                                                     34,912
        1,257     Broadcom Corp. * (Class A)                                                                               40,915
       15,697     Intel Corp.                                                                                             337,486
          829     Linear Technology Corp.                                                                                  31,021
        1,013     LSI Corp.*                                                                                                8,610
          857     Maxim Integrated Products, Inc.                                                                          27,184
        2,168     Micron Technology, Inc.*                                                                                 24,867
          845     National Semiconductor Corp.                                                                             22,223
          953     NVIDIA Corp.*                                                                                            31,344
          555     PMC - Sierra, Inc.*                                                                                       4,290
        4,418     Texas Instruments Inc.                                                                                  151,847
          854     Xilinx, Inc.                                                                                             25,176
                                                                                                                    --------------
                                                                                                                          784,302
                                                                                                                    --------------

                  Services to the Health Industry (0.4%)
          678     Express Scripts, Inc.*                                                                                   64,783
        1,049     IMS Health Inc.                                                                                          30,767
          623     Laboratory Corp. of America Holdings*                                                                    49,180
        1,574     Medco Health Solutions, Inc.*                                                                           122,803
          834     Quest Diagnostics Inc.                                                                                   40,774
                                                                                                                    --------------
                                                                                                                          308,307
                                                                                                                    --------------
                  Specialty Telecommunications (0.2%)
        2,232     Citizens Communications Co.                                                                              34,752
       10,693     Qwest Communications International Inc.*                                                                 94,954
        3,279     Windstream Corp.                                                                                         47,939
                                                                                                                    --------------
                                                                                                                          177,645
                                                                                                                    --------------
                  Steel (0.3%)
        2,240     Nucor Corp.                                                                                             142,150
          820     United States Steel Corp.                                                                                83,263
                                                                                                                    --------------
                                                                                                                          225,413
                                                                                                                    --------------
                  Telecommunication Equipment (2.5%)
          697     ADC Telecommunications, Inc.*                                                                            12,825
        4,932     Alcatel-Lucent (ADR) (France)                                                                            65,349
        1,039     Andrew Corp.*                                                                                            11,346
          557     Ciena Corp.*                                                                                             16,242
        1,068     Comverse Technology, Inc.*                                                                               24,222
        9,662     Corning Inc.*                                                                                           229,183
       13,360     Motorola, Inc.                                                                                          231,529
       20,480     Nokia Oyj (Finland)                                                                                     517,859
        9,313     QUALCOMM Inc.                                                                                           407,909
      110,531     Telefonaktiebolaget LM Ericsson (B Shares) (Sweden)                                                     421,488
        2,540     Tellabs, Inc.*                                                                                           26,975
                                                                                                                    --------------
                                                                                                                        1,964,927
                                                                                                                    --------------
                  Tobacco (3.0%)
       15,061     Altria Group, Inc.                                                                                    1,038,004
       22,269     UST Inc.                                                                                              1,262,207
                                                                                                                    --------------
                                                                                                                        2,300,211
                                                                                                                    --------------
                  Trucks/Construction/Farm Machinery (0.4%)
        3,217     Caterpillar Inc.                                                                                        233,619
        1,137     Deere & Co.                                                                                             124,388
                                                                                                                    --------------
                                                                                                                          358,007
                                                                                                                    --------------
                  Wholesale Distributors (0.0%)
          396     Grainger (W.W.), Inc.                                                                                    32,718
                                                                                                                    --------------

                  Total Common Stocks (Cost $43,411,516)                                                               53,959,128
                                                                                                                    --------------

                  Investment Trusts/Mutual Funds (1.0%)
       13,000     Market Vectors Gold Miners ETF                                                                          514,150
        4,100     streetTRACKS Gold Trust *                                                                               275,069
                                                                                                                    --------------
                  Total Investment Trusts/Mutual Funds (Cost $ 753,797)                                                   789,219
                                                                                                                    --------------

  PRINCIPAL
  AMOUNT IN                                                                           COUPON           MATURITY
  THOUSANDS                                                                            RATE              DATE
--------------                                                                    ---------------   ---------------

                  CORPORATE BONDS (1.3%)
                  Aerospace & Defense (0.0%)
      $    15     Systems 2001 Asset Trust - 144A** (Cayman Islands)                  6.664%        09/15/13            15,482
                                                                                                                    --------------

                  Air Freight/Couriers (0.0%)
           10     FedEx Corp.                                                          7.25            02/15/11            10,683
                                                                                                                    --------------

                  Beverages: Alcoholic (0.0%)
           15     FBG Finance Ltd. - 144A** (Australia)                               5.125            06/15/15            14,440
           15     Miller Brewing Co. - 144A**                                          4.25            08/15/08            14,800
                                                                                                                    --------------
                                                                                                                           29,240
                                                                                                                    --------------
                  Cable/Satellite TV (0.1%)
           20     Comcast Cable Communications, Inc.                                   6.75            01/30/11            21,088
           20     EchoStar DBS Corp.                                                  6.375            10/01/11            20,250
                                                                                                                    --------------
                                                                                                                           41,338
                                                                                                                    --------------
                  Chemicals: Major Diversified (0.0%)
           15     ICI Wilmington Inc.                                                 4.375            12/01/08            14,780
                                                                                                                    --------------

                  Electric Utilities (0.1%)
            5     Detroit Edison Co. (The)                                            6.125            10/01/10             5,157
           10     Entergy Gulf States, Inc.                                            3.60            06/01/08             9,804
           10     Entergy Gulf States, Inc.                                            5.76   ++       12/01/09             9,996
           10     Entergy Gulf States, Inc. - 144A**                                   6.09   ++       12/08/08            10,029
           14     PSEG Energy Holdings Inc.                                           8.625            02/15/08            14,315
           10     Texas Eastern Transmission, LP                                       7.00            07/15/32            11,283
           15     Wisconsin Electric Power Co.                                         3.50            12/01/07            14,842
                                                                                                                    --------------
                                                                                                                           75,426
                                                                                                                    --------------
                  Electronics/Appliances (0.0%)
           10     LG Electronics Inc. - 144A** (South Korea)                           5.00            06/17/10             9,882
                                                                                                                    --------------

                  Finance/Rental/Leasing (0.2%)
           20     Countrywide Home Loans, Inc. (Series MTN)                            3.25            05/21/08            19,556
           15     Ford Motor Credit Co. LLC                                            7.25            10/25/11            14,706
           25     MBNA Corp. (Series MTN-F)                                            5.79   ++       05/05/08            25,118
           20     Nationwide Building Society - 144A** (United Kingdom)                4.25            02/01/10            19,546
           20     Residential Capital LLC                                             6.375            06/30/10            20,068
           15     SLM Corp.                                                            4.00            01/15/10            14,304
                                                                                                                    --------------
                                                                                                                          113,298
                                                                                                                    --------------
                  Financial Conglomerates (0.1%)
           45     General Electric Capital Corp. (Series MTN-A)                        5.45            01/15/13            45,638
           25     General Motors Acceptance Corp. LLC                                 6.875            09/15/11            25,107
                                                                                                                    --------------
                                                                                                                           70,745
                                                                                                                    --------------
                  Food: Major Diversified (0.0%)
           10     ConAgra Foods, Inc.                                                  7.00            10/01/28            10,810
                                                                                                                    --------------

                  Gas Distributors (0.1%)
           20     NiSource Finance Corp.                                               5.93   ++       11/23/09            20,036
           10     Sempra Energy                                                       4.621            05/17/07             9,996
                                                                                                                    --------------
                                                                                                                           30,032
                                                                                                                    --------------
                  Home Furnishings (0.0%)
           10     Mohawk Industries, Inc. (Series D)                                   7.20            04/15/12            10,606
                                                                                                                    --------------

                  Hotels/Resorts/Cruiselines (0.1%)
           25     Hyatt Equities LLC - 144A*                                          6.875            06/15/07            25,026
           10     Starwood Hotels & Resorts Worldwide, Inc.                           7.375            05/01/07            10,000
                                                                                                                    --------------
                                                                                                                           35,026
                                                                                                                    --------------
                  Household/Personal Care (0.0%)
           20     Clorox Co. (The)                                                     5.48   ++       12/14/07            20,015
                                                                                                                    --------------

                  Insurance Brokers/Services (0.1%)
          100     Farmers Exchange Capital - 144A*                                     7.05            07/15/28           103,507
                                                                                                                    --------------

                  Major Banks (0.1%)
           90     Wachovia Corp.                                                       5.30            10/15/11            90,779
                                                                                                                    --------------

                  Major Telecommunications (0.1%)
           15     AT&T Corp.                                                           8.00            11/15/31            18,852
           15     France Telecom S.A. (France)                                         8.50            03/01/31            19,815
           10     SBC Communications, Inc.                                             6.15            09/15/34            10,080
           10     Sprint Capital Corp.                                                 8.75            03/15/32            11,834
           15     Telecom Italia Capital SpA (Luxembourg)                              4.00            01/15/10            14,555
           15     Telefonica Europe BV (Netherlands)                                   8.25            09/15/30            18,071
                                                                                                                    --------------
                                                                                                                           93,207
                                                                                                                    --------------
                  Managed Health Care (0.0%)
           10     WellPoint, Inc.                                                      4.25            12/15/09             9,805
                                                                                                                    --------------

                  Motor Vehicles (0.0%)
            5     DaimlerChrysler North American Holdings Co.                          8.50            01/18/31             6,318
                                                                                                                    --------------

                  Multi-Line Insurance (0.1%)
           35     AIG SunAmerica Global Financing VI - 144A*                           6.30            05/10/11            36,545
           10     American General Finance Corp. (Series MTN-I)                       4.625            05/15/09             9,903
           10     AXA Financial, Inc.                                                  6.50            04/01/08            10,095
                                                                                                                    --------------
                                                                                                                           56,543
                                                                                                                    --------------
                  Other Metals/Minerals (0.0%)
           15     Brascan Corp. (Canada)                                              7.125            06/15/12            16,079
                                                                                                                    --------------

                  Property - Casualty Insurers (0.1%)
           10     Platinum Underwriters Finance Inc. (Series B)                        7.50            06/01/17            10,612
           10     Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)           6.371            11/16/07             9,962
           20     St. Paul Travelers Companies, Inc. (The)                             5.01            08/16/07            19,975
           25     XLLIAC Global Funding - 144A**                                       4.80            08/10/10            24,693
                                                                                                                    --------------
                                                                                                                           65,242
                                                                                                                    --------------
                  Railroads (0.0%)
            5     Union Pacific Corp.                                                 6.625            02/01/08             5,044
                                                                                                                    --------------

                  Regional Banks (0.0%)
           15     Marshall & Ilsley Bank (Series BKN-T)                                3.80            02/08/08            14,831
                                                                                                                    --------------

                  Savings Banks (0.1%)
           35     Household Finance Corp.                                              8.00            07/15/10            37,895
           20     Sovereign BanCorp Inc.                                               5.58   ++       03/23/10            20,008
           13     Washington Mutual Inc.                                               8.25            04/01/10            14,043
                                                                                                                    --------------
                                                                                                                           71,946
                                                                                                                    --------------
                  Trucks/Construction/Farm Machinery (0.0%)
           20     Caterpillar Financial Services Corp. (Series MTN-F)                  5.43   ++       08/20/07            20,008
                                                                                                                    --------------

                  TOTAL CORPORATE BONDS (Cost $1,034,946)                                                               1,040,672
                                                                                                                    --------------

                  U.S. Government & Agencies Obligations (5.7%)
                  Federal National Mortgage Assoc.
           72     ................................................................     7.00            07/01/29            75,536
           30     ................................................................     7.00            04/01/32            31,161
          277     ................................................................     7.00            11/01/34           288,359
            5     ................................................................     7.00            12/01/35             5,209

           73     Federal National Mortgage Assoc. ARM                                7.488            07/01/36            75,615

                  U.S. Treasury Bonds
        1,125     ................................................................    6.125            08/15/29         1,314,053
           85     ................................................................    6.375            08/15/27           101,123
           50     ................................................................    8.125            08/15/21            66,793

                  U.S. Treasury Notes
          250     ................................................................    3.875            02/15/13           242,012
          100     ................................................................    4.875            02/15/12           101,660
        2,130     ................................................................    5.625            05/15/08         2,145,726
                                                                                                                    --------------

                  TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
                    (Cost $4,468,792)                                                                                   4,447,247
                                                                                                                    --------------

                  CONVERTIBLE BONDS (1.7%)
                  Airlines (0.9%)
          350     Continental Airlines Inc.                                            5.00            06/15/23           704,812
                                                                                                                    --------------

                  Electronic Equipment/Instruments (0.4%)
          300     JDS Uniphase Corp.                                                   0.00            11/15/10           278,625
                                                                                                                    --------------

                  Internet Retail (0.4%)
          300     Amazon.com, Inc.                                                     4.75            02/01/09           297,750
                                                                                                                    --------------

                  TOTAL CONVERTIBLE BONDS (Cost $859,484)                                                               1,281,187
                                                                                                                    --------------

                  ASSET-BACKED SECURITIES (0.5%)
                  Finance/Rental/Leasing
          150     American Express Credit Account Master Trust 2002-3 A                5.43   ++       12/15/09           150,090
            5     Capital Auto Receivables Asset Trust 2003-3 A3B                      5.40            01/15/08             4,755
          100     GE Capital Credit Card Master Note Trust 2004-1 A                    5.37            06/15/10           100,071
          100     GE Capital Credit Card Master Note Trust 2004-2 A                    5.36            09/15/10           100,083
           25     TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2              4.81            11/17/14            24,904
                                                                                                                    --------------
                  TOTAL ASSET-BACKED SECURITIES (Cost $379,953)                                                           379,903
                                                                                                                    --------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
           48     Greenpoint Mortgage Funding Trust 2006-AR2 3A2                       5.64   ++       03/25/36            48,457
           40     Harborview Mortgage Loan Trust 2006-1 2A1A                           5.56   ++       03/19/37            39,858
           55     Structured Asset Mortgage Investments Inc. 2006-AR2 A2               5.63   ++       02/25/36            54,874
           43     Structured Asset Mortgage Investments Inc. 2006-AR1 2A2              5.63   ++       02/25/36            43,196
           21     Washington Mutual Bank 2005-AR15 A1B1                                5.57   ++       11/25/45            20,600
           29     Washington Mutual Bank 2005-AR6, 2AB3                                5.59   ++       04/25/45            29,517
                                                                                                                    --------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost $235,803)                                                                                       236,502
                                                                                                                    --------------

  NUMBER OF
   SHARES
--------------

                  CONVERTIBLE PREFERRED STOCKS (0.4%)
                  Life/Health Insurance
        8,800     MetLife, Inc. (Series B) $6.375 (Cost $227,920)                                                         289,432
                                                                                                                    --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------

                  SHORT-TERM INVESTMENTS (19.8%)
                  U.S. GOVERNMENT AGENCIES & OBLIGATIONS (a)(0.7%)
      $   500     Federal National Mortgage Assoc.                                     5.12            05/01/07           500,000
           50     U.S. Treasury Bills +                                                4.915           07/12/07            49,509
                                                                                                                    --------------

                  Total U.S. Government Agencies & Obligations (Cost $549,509)                                            549,509
                                                                                                                    --------------

                  Repurchase Agreement (19.1%)
       14,805     Joint repurchase agreement account (dated 04/30/07;
                   proceeds $14,807,147) (b) (Cost $14,805,000)                        5.22            05/01/07        14,805,000
                                                                                                                    --------------

                  Total Short-Term Investments (Cost $15,354,509)                                                      15,354,509
                                                                                                                    --------------

                  Total Investments (Cost $ 66,726,720) (c) (d)                                         100.1%         77,777,799
                  Liabilities in Excess of Other Assets                                                  (0.1)            (52,833)
                                                                                                    --------------- --------------
                  Net Assets                                                                            100.0%        $77,724,966
                                                                                                    =============== ==============

--------------------
   ADR       American Depositary Receipt.

   ARM       Adjustable Rate Mortgage.

   BKN       Bank Note.

   MTN       Medium-Term Note.

    *        Non-income producing security.

   **        Resale is restricted to qualified institutional investors.

    +        All or a portion of this securities has been physically segregated in connection with open futures contracts in the amount of $9,000.

   ++        Variable rate security; rate shown is the rate in effect at April
             30, 2007.

   (a)       Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

   (b)       Collateralized by federal agency and U.S. Treasury obligations.

   (c)       Securities have been designated as collateral in an amount equal to
             $12,817,869 in connection with open futures contracts.

   (d)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,422,502 and the aggregate gross unrealized depreciation is $371,423, resulting in net unrealized appreciation of $11,051,079.

Futures Contracts Open at April 30, 2007:

                                                                                         UNREALIZED
  NUMBER OF          LONG/             DESCRIPTION, DELIVERY      UNDERLYING FACE       APPRECIATION
  CONTRACTS          SHORT                MONTH AND YEAR          AMOUNT AT VALUE      (DEPRECIATION)
-------------   --------------   -------------------------------  ---------------     -----------------

     54              Long        U.S. Treasury Notes 10 Year,        $5,849,719            $33,303
                                 June 2007

      8              Long        U.S. Treasury Notes 2 Year,          1,637,750               (584)
                                 June 2007

      2              Long        U.S. Treasury Notes 10 Year,           216,812                869
                                 September 2007

     17              Short       U.S. Treasury Notes 5 Year,         (1,799,078)              (367)
                                 June 2007

     30              Short       U.S. Treasury Bonds 30 Year,        (3,352,500)             5,011
                                 June 2007
                                                                                        -----------

                                 Net Unrealized Appreciation............                   $38,232
                                                                                        ===========

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Trust's/Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 21, 2007
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 21, 2007
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       5